Financial Information of Parent Company Statements of Other Comprehensive Loss (Detail) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Condensed Financial Statements, Captions [Line Items]
Net loss	$ (44,328,912)	$ (39,895,878)	$ (17,926,074)
Other comprehensive income, net of tax
Foreign currency translation adjustments	(701,895)	4,578,301	400,568
Comprehensive loss	(45,028,304)	(35,329,932)	(17,517,827)
Parent Company
Condensed Financial Statements, Captions [Line Items]
Net loss	(44,328,912)	(39,895,878)	(17,926,074)
Other comprehensive income, net of tax
Foreign currency translation adjustments	(700,108)	4,564,209	399,847
Comprehensive loss	$ (45,029,020)	$ (35,331,669)	$ (17,526,227)